LIMITED PARTNERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of limited partners equity [Abstract]
Summary of distributions
The composition of the distributions for the three and six months ended June 30 is presented in the following table:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2021	2020	2021	2020
General partnership interest in a holding subsidiary held by Brookfield	$1	$2	$2	$3
Incentive distribution	20	15	40	31
	21	17	42	34
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	58	70	117	142
BEPC exchangeable shares held by
Brookfield	14	—	26	—
External shareholders	38	—	78	—
Total BEPC exchangeable shares	52	—	104	—
	$131	$87	$263	$176
The composition of the limited partners' equity distributions for the three and six months ended June 30 is presented in the following table:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2021	2020	2021	2020
Brookfield	$21	$29	$42	$60
External LP Unitholders	62	68	125	136
	$83	$97	$167	$196